Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Current liabilities
Direct employee benefits payable	$ 20,052,946		$ 18,965,160
Contingencies	34,338,518		31,326,691
Total	$ 54,391,464	$ 2,642	$ 50,291,851